Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment are Provided using the Straight-Line Method over their Estimated Useful Lives	Depreciation of property and equipment are provided using the straight-line method over their estimated useful lives as follows:
Useful life
Office real estate	48 years
Furniture and equipment	3 – 6 years
Production and other machineries	5 – 10 years

Schedule of Basic and Diluted Loss Per Share	Basic and diluted loss per share for each of the periods presented are calculated as follows:
	Six months ended September 30,
	2023	2024
	RMB	RMB

Numerator:
Net loss	(11,766)	(127,317)
Net loss attributable to non-controlling interest	(1,280)	-
Net loss attributable to UTime Limited, basic and diluted	(10,486)	(127,317)
Denominator:
Weighted average shares outstanding, basic and diluted	13,567,793	16,550,762
Net loss attributable to UTime Limited per ordinary share:
Continuing operations	(0.76)	(7.69)
Discontinued operation	(0.01)	-